SHARE-BASED COMPENSATION PLAN (Details) (USD $) In Millions, except Share data, unless otherwise specified				12 Months Ended				12 Months Ended											3 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Equity Incentive Plan 2011 [Member] Person	Dec. 31, 2012 Equity Incentive Plan 2011 [Member]	Dec. 31, 2011 Equity Incentive Plan 2011 [Member] Person	Jan. 10, 2013 Equity Incentive Plan 2011 [Member]	Dec. 31, 2011 Equity Incentive Plan 2011 [Member] Minimum [Member]	Dec. 31, 2011 Equity Incentive Plan 2011 [Member] Maximum [Member]	Dec. 31, 2012 Scandic American Shipping Ltd. [Member]	Dec. 31, 2013 Employees [Member]	Dec. 31, 2012 Employees [Member]	Dec. 31, 2013 Non-Employees [Member]	Dec. 31, 2012 Non-Employees [Member]	Dec. 31, 2013 Employees and Non Employees [Member]	Dec. 31, 2013 Employees and Non Employees [Member] Equity Incentive Plan 2011 [Member]	Dec. 31, 2012 Employees and Non Employees [Member] Equity Incentive Plan 2011 [Member]	Dec. 31, 2012 Restricted Stock Awards [Member] Scandic American Shipping Ltd. [Member]	Mar. 31, 2013 Restricted Stock Awards [Member] Scandic American Shipping Ltd. [Member] Equity Incentive Plan 2011 [Member]	Aug. 05, 2011 Restricted Stock Awards [Member] Employees and Non Employees [Member] Equity Incentive Plan 2011 [Member]	Feb. 23, 2011 Restricted Stock Awards [Member] Employees and Non Employees [Member] Equity Incentive Plan 2011 [Member]	Dec. 31, 2013 Restricted Stock Awards [Member] Employees and Non Employees [Member] Equity Incentive Plan 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Manager's right to ownership of company's total outstanding shares (in hundredths)																		2.00%
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01															$ 0.01
Number of shares transferred in acquisition (in shares)										1,910,112
Lock up period of new shares issued to the Manager																		1 year
Vesting requirement lifted for restricted shares							174,000
Percentage of allocated shares to outstanding shares (in hundredths)						0.80%
Restricted shares remaining in plan																203,000
Fair value of shares issued to manager (in dollars per share)																		$ 13.73		$ 18.05	$ 23.88
Acquisition of shares in percentage (in hundredths)										100.00%
Total compensation cost for the period				$ 2.1	$ 1.3	$ 1.3													$ 1.1
Restricted shares authorized (in shares)				400,000		400,000
Individuals in management and Board members participating in incentive plan				17		23
Shares held in treasury (in shares)															23,000	14,500	8,500
Share-based compensation arrangement shares cliff vesting period								4 years	5 years
Share-based compensation arrangement shares authorized and issued, first range (in shares)						326,000
Share-based compensation arrangement shares authorized and issued, second range (in shares)						74,000
Unrecognized compensation cost related to unvested restricted stock																						1.1
Weighted average period to recognize the unrecognized compensation cost																						1 year 1 month 2 days
Fair value of shares vested																						$ 1.7
Restricted shares -Employees and Non-Employees [Roll Forward]
Non-vested at beginning of period (in shares)											163,000	163,000	228,500	237,000
Granted during the year (in shares)				203,000		400,000					0	0	0	0				112,245		74,000	326,000
Vested during the year (in shares)											0	0	(174,000)	0
Forfeited during the year (in shares)											0	0	(14,500)	(8,500)
Non-vested at end of period (in shares)											163,000	163,000	40,000	228,500
Weighted-average grant-date fair value [Abstract]
Non-vested at beginning of period (in dollars per share)											$ 23.88	$ 23.88	$ 22.06	$ 22.06
Granted during the year (in dollars per share)											$ 0	$ 0	$ 0	$ 0
Vested during the year (in dollars per share)											$ 0	$ 0	$ 0	$ 0
Forfeited during the year (in dollars per share)											$ 0	$ 0	$ 0	$ 0
Non-vested at end of period (in dollars per share)											$ 23.88	$ 23.88	$ 24.84	$ 22.06